UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	65,358,923


       Form 13F Information Table
      Moon Capital Management, LLC
       13F CIK Number: 0001410588
           September 30, 2011


<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AU
FFCB                                    Fixed Income  31331XDV1         302    300,000           Sole          -          Sole
5.670% Due 11-17-21
FHLB                                    Fixed Income  313373GV8         254    250,000           Sole          -          Sole
3.600% Due 04-27-18
FHLMC                                   Fixed Income  3134G2CA8         203    200,000           Sole          -          Sole
3.525% Due 09-30-19
FHLMC, steps to 2.5% 10/14, 3%          Fixed Income  3133F4A27         350    350,000           Sole          -          Sole
2.000% Due 10-15-20
FNMA                                    Fixed Income  31359M2B8         241    240,000           Sole          -          Sole
5.625% Due 11-15-21
FNMA                                    Fixed Income  31359MNU3         577    555,000           Sole          -          Sole
5.250% Due 08-01-12
FNMA                                    Fixed Income  3136F8R56         253    250,000           Sole          -          Sole
5.000% Due 02-07-23
FNMA, steps to 2% 1/12, 3% 7/1          Fixed Income  3136FRXF5         246    246,000           Sole          -          Sole
1.000% Due 07-20-26
FNMA, steps to 3% 12/11, 4% 6/          Fixed Income  3136FRPK3         501    500,000           Sole          -          Sole
1.000% Due 06-13-19
FNMA, steps to 3% 4/12, 4% 4/1          Fixed Income  3136FRFW8         253    250,000           Sole          -          Sole
2.000% Due 04-26-21
FNMA, steps to 5% 7/15                  Fixed Income  3136FRA78         272    270,000           Sole          -          Sole
3.000% Due 07-26-22
FNMA, steps to 6% on 10/12/12           Fixed Income  3136FREP4         200    200,000           Sole          -          Sole
1.250% Due 04-12-21
Bank of America                         Fixed Income  060505AQ7         665    660,000           Sole          -          Sole
6.250% Due 04-15-12
Barclays Bank, 3 month Libor +          Fixed Income  06740PMS2         659    740,000           Sole          -          Sole
2.500% Due 09-17-15
Ford Motor Credit                       Fixed Income  345397TY9         250    250,000           Sole          -          Sole
7.250% Due 10-25-11
GE Capital Corp, 3 Month Libor          Fixed Income  36962G4N1         484    500,000           Sole          -          Sole
2.500% Due 08-11-15
GMAC                                    Fixed Income  3704A0E73         286    295,000           Sole          -          Sole
8.650% Due 08-15-15
General Electric Capital Corp           Fixed Income  36962GZ56         310    309,000           Sole          -          Sole
5.500% Due 11-15-11
Knox County TN Hospital Revenu          Fixed Income  499523SA7         247    300,000           Sole          -          Sole
0.000% Due 01-01-16
Memphis TN Electric                     Fixed Income  586158KW6         221    210,000           Sole          -          Sole
5.000% Due 12-01-12
Memphis TN GO                           Fixed Income  586145RE6         301    300,000           Sole          -          Sole
5.000% Due 11-01-11
Roane County, TN                        Fixed Income  769773VE9         990    935,000           Sole          -          Sole
3.000% Due 06-01-14
AT&T                                    Equities      00206r102         587     20,569           Sole          -          Sole
American Express                        Equities      025816109       2,665     59,355           Sole          -          Sole
Apple Computer                          Equities         37833100       273        717           Sole          -          Sole
BB and T Corp                           Equities      054937107         339     15,890           Sole          -          Sole
Bank of America Corp                    Equities      060505104       1,391    227,240           Sole          -          Sole
Berkshire Hathaway                      Equities      084670207       3,021     42,530           Sole          -          Sole
Cemex                                   Equities        151290889       596    188,546           Sole          -          Sole
Cisco Sys Inc                           Equities      17275R10        1,107     71,440           Sole          -          Sole
Coca-Cola                               Equities      19126100          287      4,252           Sole          -          Sole
ConocoPhillips                          Equities      20825c104       2,002     31,619           Sole          -          Sole
Dell, Inc.                              Equities      24702r101       2,394    169,335           Sole          -          Sole
Energizer                               Equities      29266r108       1,934     29,105           Sole          -          Sole
General Electric                        Equities      369604103       2,386    156,852           Sole          -          Sole
H&R Block                               Equities      093671105       1,493    112,190           Sole          -          Sole
Hudson City Bancorp Inc                 Equities        443683107       698    123,400           Sole          -          Sole
Ingram Micro Inc.                       Equities        457153104     1,724    106,860           Sole          -          Sole
International Business Machine          Equities        459200101       606      3,464           Sole          -          Sole
JP Morgan & Co                          Equities      46625h100       1,803     59,859           Sole          -          Sole
Johnson & Johnson                       Equities        478160104       301      4,723           Sole          -          Sole
Legg Mason Inc.                         Equities        524901105     1,821     70,830           Sole          -          Sole
Microsoft                               Equities        594918104     2,446     98,135           Sole          -          Sole
Motorola Mobility Holdings              Equities        620097105       300      7,937           Sole          -          Sole
Pepsico Inc                             Equities        713448108       269      4,351           Sole          -          Sole
Pfizer Inc.                             Equities        717081103     2,159    122,103           Sole          -          Sole
Plum Creek Timber Co. REIT              Equities        729251108     2,094     60,324           Sole          -          Sole
ProShares UltraShort Barclays           Equities      74347r297         871     44,830           Sole          -          Sole
Quest Diagnostics Inc.                  Equities      74834l100       2,077     42,075           Sole          -          Sole
RenaissanceRe Holdings Ltd              Equities      g7496g103       1,765     27,670           Sole          -          Sole
S&P 500 Depository Receipt              Equities      78462f103         221      1,950           Sole          -          Sole
SPDR Gold Shares                        Equities      78463v107         384      2,430           Sole          -          Sole
Southern Co.                            Equities        842587107       376      8,885           Sole          -          Sole
Southwestern Energy Co.                 Equities        845467109       264      7,912           Sole          -          Sole
Swiss Reinsurance                       Equities      H84046137       2,015     43,210           Sole          -          Sole
UnitedHealth Group                      Equities      91324p102       3,623     78,560           Sole          -          Sole
Verizon Communications                  Equities      92343v104       1,348     36,638           Sole          -          Sole
iPath DJ AIG Natural Gas TR Su          Equities      06739H644       1,080    191,465           Sole          -          Sole
Columbia Acorn Fund Class Z             Equities        197199409       624     28,803           Sole          -          Sole
Columbia Acorn Select Fund Z            Equities        197199854       223     10,312           Sole          -          Sole
Heartland Value Fund                    Equities        422352831       421     11,452           Sole          -          Sole
NB Partners Fund Inv Class              Equities        641224787       246     11,179           Sole          -          Sole
Vanguard International Growth           Equities        921910204       312     19,838           Sole          -          Sole
Vanguard PrimeCap Fund                  Fixed Income    921936100       298      5,096           Sole          -          Sole
Vanguard Wellington Fund                Equities        921935102       336     11,517           Sole          -          Sole
Vanguard Windsor Fund                   Equities        922018403       207      5,346           Sole          -          Sole
Vanguard Long-Term Tax-Exempt           Equities        922907308       231     20,635           Sole          -          Sole
Baron Asset Fund                        Equities      068278100         620     12,659           Sole          -          Sole
Legg Mason Value Trust                  Equities        524659109       273      6,863           Sole          -          Sole
Longleaf Partners Fund                  Equities        543069405       561     22,566           Sole          -          Sole
Olstein All Cap Value Fund              Equities        681383204       621     51,289           Sole          -          Sole
Schwab S&P 500 Index Fund               Equities        808509855       507     28,348           Sole          -          Sole
Third Avenue Value Fund                 Equities        884116104     1,074     27,115           Sole          -          Sole
Vanguard Windsor II Fund                Equities        922018205       246     10,632           Sole          -          Sole
Weitz Value Portfolio                   Equities      94904p203       1,090     40,328           Sole          -          Sole
Dupree TN Tax Free Short to Me          Fixed Income  266155605         680     62,069           Sole          -          Sole